Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

Takung was incorporated in the State of Delaware and is therefore subject to United States income tax. Hong Kong Takung, Takung Art Holdings and Hong Kong MQ were incorporated in Hong Kong S.A.R. People’s Republic of China and are subject to Hong Kong profits tax.

United States of America

The Coronavirus Aid, Relief and Economy Security (CARES) Act (“the CARES Act, H.R. 748”) was signed into law on 27 March 2020. The CARES Act temporarily eliminates the 80% taxable income limitation (as enacted under the Tax Cuts and Jobs Act of 2017) for NOL deductions for 2018-2020 tax years and reinstated NOL carrybacks for the 2018-2020 tax years. Moreover, the CARES Act also temporarily increases the business interest deduction limitations from 30% to 50% of adjusted taxable income for the 2019 and 2020 taxable year. Lastly, the Tax Act technical correction classifies qualified improvement property as 15-year recovery period, allowing the bonus depreciation deduction to be claimed for such property retroactively as if it was included in the Tax Act at the time of enactment. The Company does not anticipate a material impact on its financial statements as of December 31, 2020 due to the recent enactment.

As of December 31, 2023 and 2022, the Company in the United States had $16,778,535 and $11,935,256 in net operating loss carry forwards available to offset future taxable income, respectively. For net operating losses arising after December 31, 2017, the Tax Act limits the Company’s ability to utilize NOL carryforwards to 80% of taxable income and carryforward the NOL indefinitely. NOLs generated prior to January 1, 2018 will not be subject to the taxable income limitation and will begin to expire in 2033 if not utilized.

Hong Kong

Two-tier Profits Tax Rates

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million (approximately $257,311) of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Since Hong Kong Takung, Takung Art Holdings and Hong Kong MQ are wholly owned and under the control of Takung U.S, these entities are connected entities. Under the Ordinance, it is an entity’s election to nominate the entity that will be subject to the two-tier profits tax rates on its profits tax return. The election is irrevocable. The Company elected Hong Kong Takung to be subject to the two-tier profits tax rates.

The provision for current income and deferred taxes of Hong Kong Takung has been calculated by applying the new tax rate of 8.25%. Takung Art Holdings and Hong Kong MQ still apply the original tax rate of 16.5% for its provision for current income and deferred taxes.

As of December 31, 2023 and 2022, the Company’s subsidiaries in Hong Kong had nil and nil in net operating loss carry forwards available to offset future taxable income, respectively. These net operating losses will be carryforward indefinitely under Hong Kong Profits Tax regulation.

The income tax expense was $94,947 and $255,805 for the years ended December 31, 2023 and 2022, respectively, related primarily to the Company’s subsidiaries located outside of the U.S. The loss before provision for income taxes for the years ended December 31, 2023 and 2022 was as follows:

The income tax provision consists of the following components:

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Current:
Federal	$-	$-	$-
State	-	-	-
Foreign	94,947	255,805	-
Total current income tax expenses, continuing operations	94,947	255,805	-
Current income tax expenses, discontinued operations	-	-	-
Total current	$94,947	$255,805	-

Deferred:
Federal	$-	$-	-
State	-	-	-
Foreign	-	-	-
Total deferred income tax expenses, continuing operations	-	-	-
Deferred income tax expenses, discontinued operations	-	-	-
Total deferred	$-	$-	-
Total income tax expense	$94,947	$255,805	-

A reconciliation between the Company’s actual provision for income taxes is as follow:

Continuing operations

The effective tax rate for the continuing operations was (5.90)%, (2.6)% and nil% for the years ended December 31, 2023, 2022 and 2021, respectively.

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Profit/(Loss) before income tax expense	$(1,610,047)	$(9,385,293)	$(13,478,704)
Computed tax benefit with statutory tax rate	(338,110)	(1,970,912)	(2,982,746)
Impact of different tax rates in other jurisdictions	(52,799)	(96,669)	(1,384)
Tax effect of non-deductible expenses	-	-	775
Previous years unrecognized tax effects			(95,757)
Changes in valuation allowance	485,856	2,323,386	3,079,112
Total income tax expense	$94,947	$255,805	-

Discontinued operations

The effective tax rate for the discontinued operations was 0.0%, 0.0% and 0.0% for the years ended December 31, 2023, 2022 and 2021, respectively.

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Loss before income tax expense	$(21,946)	$(712,414)	$(16,594,807)
Computed tax benefit with statutory tax rate	(4,608)	(149,606)	(3,332,691)
Impact of different tax rates in other jurisdictions	(988)	(32,059)	(81,864)
Effect of preferred tax rate	3,621	117,548	2,136,292
Tax effect of non-deductible expenses	-	-	1,370,731
Previous years unrecognized tax effects	-	-	(3,442)
Changes in valuation allowance	1,975	64,117	(89,026)
Total income tax expense	$-	$-	$-

The approximate tax effects of temporary differences, which give rise to the deferred tax assets and liabilities are as follows:

Continuing operations

	As of December 31,	As of December 31,
	2023	2022
Deferred tax assets
Tax loss carried forward	$-	$-
Provision for impairment loss	-	1,533,964
Unvested restricted shares	-	-
Total deferred tax assets	-	1,533,964
Less: valuation allowance	-	(1,533,964)
Total Deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Discontinued operations

	As of December 31,	As of December 31,
	2023	2022
Deferred tax assets
Tax loss carried forward	$-	$-
Provision for doubtful accounts	-	-
PPE, due to difference in depreciation	-	10,914
Total deferred tax assets	-	10,914
Less: valuation allowance	-	(10,914)
Total Deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Uncertain tax positions

The reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	December 31, 2023	December 31, 2022
Uncertain tax liabilities, beginning of period, discontinued operations	$-	$-
Additions for tax position of current period	-	-
Settlements with tax authority during current year	-	-
Uncertain tax liabilities, end of period, discontinued operations	$-	$-

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by the respective jurisdictions, where applicable. The statute of limitations for the tax returns varies by jurisdictions.

The amounts of uncertain tax liabilities listed above are based on the recognition and measurement criteria of ASC Topic 740, and the balance is presented as current liability in the consolidated financial statements as of December 31, 2023 and 2022. The Company anticipated that the settlements with the taxing authority are remitted within one year.

Our policy is to include interest and penalty charges related to uncertain tax liabilities as necessary in the provision for income taxes. The Company has a liability for accrued interest of $nil as of December 31, 2023 and 2022, respectively.

Our subsidiary, Metaverse Digital Payment Co., Limited incurred corporate income tax payable of $94,947 during the year of 2023. The Company does not expect the position of uncertain tax liabilities will significantly fluctuate within the next twelve months. This expectation is still valid till the reporting day of April 15, 2024.

The statute of limitations for the Internal Revenue Services to assess the income tax returns on a taxpayer expires three years from the due date of the profits tax return or the date on which it was filed, whichever is later.

In accordance with the Hong Kong profits tax regulations, a tax assessment by the IRD may be initiated within six years after the relevant year of assessment, but extendable to 10 years in the case of potential willful underpayment or evasion.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.